Cash and Investment Held in Trust Account (Details) - Schedule of Assets that are Measured at Fair Value on a Recurring Basis - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Assets
Marketable securities held in trust account	$ 56,950,088	$ 117,806,478
Quoted Prices In Active Markets (Level 1) [Member]
Assets
Marketable securities held in trust account	56,950,088	117,806,478
Significant Other Observable Inputs (Level 2) [Member]
Assets
Marketable securities held in trust account
Significant Other Unobservable Inputs (Level 3) [Member]
Assets
Marketable securities held in trust account